Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Schedule of supplemental Consolidated Balance Sheet information for operating leases

	March 31, 2024	December 31, 2023
Assets
Right-of-use assets, net	$90	$129
Liabilities
Right-of-use liabilities, current	98	138

	December 31,
	2023	2022
Assets
Right-of-use assets, net	$129	$103
Liabilities
Right-of-use liabilities, current	138	103

Schedule of components of operating lease expense

	March 31, 2024	March 31, 2023
Components operating lease cost
Operating lease cost	$26	$26
Short-term leases	15	15

	March 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.68	0.86
Weighted-average discount rate	8%	8%

	December 31,
	2023	2022
Components operating lease cost
Operating lease cost	$134	$102
Short-term leases	40	124

	December 31,
	2023	2022
Weighted-average remaining lease term (years)	0.9	0.9
Weighted-average discount rate	8%	8%

	December 31,
	2023	2022
Right of use assets obtained in exchange for lease liabilities	$376	$198
Cash paid for amounts included in the measurement of lease liabilities	163	105
Cash paid for short term operating leases
Operating lease payments	40	124

Schedule of maturities of operating lease liabilities for continuing operations

Maturities of operating lease liabilities for continuing operations under the new lease standard as of March 31, 2024, are as follows:

For the three months ending March 31,
2024	$99
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total operating lease payments	$99
Less: imputed interest	(1)
Present value of operating lease liabilities	$98

Maturities of operating lease liabilities for continuing operations under the new lease standard as of December 31, 2023, are as follows:

For the twelve months ending December 31,
2024	$142
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total operating lease payments	$142
Less: imputed interest	(4)
Present value of operating lease liabilities	$138